Share-Based Payment Arrangements - Valuation Inputs (Details) - GBP (£)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022 SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 54.52
Risk-free rate	4.23%
Expected volatility	50.36%
Expected dividends	0.00%
Fair value of option (in gbp per share)	£ 35.68
2021 SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 92.02
Risk-free rate		0.59%
Expected volatility		45.23%
Expected dividends		0.00%
Fair value of option (in gbp per share)		£ 58.07